OPERATING LEASES - Summary of Operating Lease Payments (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Operating Leases, Future Minimum Payments Receivable [Abstract]
2024	$ 1,948
2025	1,727
2026	1,779
2027	1,833
2028	1,888
Thereafter	9,571
Total minimum lease payments to be received	$ 18,746